OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Prepaid lease	¥ 1,196		¥ 1,683
Guarantee fund for long-term borrowing	3,000		0
Other Assets, Noncurrent, Total	¥ 4,196	$ 632	¥ 1,683